Summary of Significant Accounting Policies (Details)			6 Months Ended			12 Months Ended
	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 CNY (¥) shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses	$ 93,048		$ 93,048
Impairment for ROU lease assets
Lease concessions							$ 1,419,132
Lease received			$ 153,844		$ 3,770
Estimated useful lives	8 years		8 years
Impairment losses
Deferred revenue	$ 8,796,657	7,670,555	8,796,657			$ 7,670,555
Revenue recognized			2,442,947		2,755,067
Cash vouchers	8,796,657		$ 8,796,657
Tax benefit percent			50.00%	50.00%
Penalties and income taxes
Applicable VAT rate			1.00%	1.00%
Taxable net income (in Yuan Renminbi) | ¥				¥ 100,000
Dilutive shares (in Shares) | shares
Amount of unprotected cash amount			$ 18,600,000
Long-term debt investments	54,877,527	53,138,801	54,877,527			$ 53,138,801
Allowance for credit losses
Accrued investment income	1,921,197	620,384	1,921,197			620,384
Uncertain tax provision
Material inventory write-downs	0	0
Contract assets
Debt [Member]
Summary of Significant Accounting Policies [Line Items]
Long-term debt investments	54,877,527	53,138,801	$ 54,877,527			53,138,801
Value Added Tax [Member]
Summary of Significant Accounting Policies [Line Items]
Applicable VAT rate			13.00%	13.00%
Taxable Net Income [Member]
Summary of Significant Accounting Policies [Line Items]
Taxable net income (in Yuan Renminbi) | ¥				¥ 100,000
Credit Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Cash deposits	19,101,065	$ 8,453,345	$ 19,101,065			$ 8,453,345
Local PRC Tax Authority [Member]
Summary of Significant Accounting Policies [Line Items]
Applicable VAT rate			3.00%	3.00%
One Supplier [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk			73.80%	73.80%		64.70%
One Supplier [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk			10.90%	10.90%	14.90%
Two Supplier [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk			12.50%	12.50%		33.50%
Supplier One [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk			11.30%	11.30%		10.60%
United States [Member]
Summary of Significant Accounting Policies [Line Items]
Cash deposits	$ 844,446		$ 844,446					$ 85,782